CAPITAL STRUCTURE AND FINANCIAL ITEMS - FINANCIAL INCOME AND EXPENSES - Financial Impact From Forward Contracts and Currency Options, Specified (Details) - DKK DKK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Forward contracts
Income/(loss) transferred from Other comprehensive income	DKK (2,016)	DKK (705)	DKK (2,237)
Value adjustment of transferred contracts	2,477	62	(3,212)
Unrealised fair value adjustments of forward contracts	116	(85)	(412)
Foreign exchange gain/(loss) on forward contracts	(1,923)	570	629
Financial income/(expense) from forward contracts	(1,346)	(158)	(5,232)
Currency options
Realised income/(loss) transferred from Other comprehensive income	61	23	21
Value adjustment of transferred options	(9)	0	(12)
Foreign exchange gain/(loss) on currency options	(56)	(106)	(171)
Financial income/(expense) from currency options	DKK (4)	DKK (83)	DKK (162)